Earnings Per Share	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

7. Earnings Per Share

The following table contains reconciliations of the numerator and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2016 and 2015:

	For the three months ended September 30,		For the nine months ended September 30,

	2016	2015	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$333.178	$262.320	$855.144	$712.636

Denominators:
Weighted average number of Ordinary shares outstanding	305.972.432	304.738.291	305.602.983	304.201.787
Potentially dilutive Ordinary shares	531.891	450.218	452.247	454.573
Total weighted average Ordinary shares outstanding assuming dilution	306.504.323	305.188.509	306.055.230	304.656.360

Basic earnings per share	$1,09	$0,86	$2,80	$2,34
Fully diluted earnings per share	$1,09	$0,86	$2,79	$2,34

By resolution of the Company’s annual general meeting on May 12, 2011, the Company was authorized to conduct a share buy-back program to repurchase ordinary shares. The buy-back program commenced on May 20, 2013 and was completed on August 14, 2013 after 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). On February 16, 2016, the Company retired 6,549,000 of the repurchased shares from the buy-back program at an average weighted price of €51 per share ($57 per share on February 16, 2016).